EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
EQUITY
Schedule of number of shares

	Number of subscribed, paid-in and voting shares
Series	2024	2023
A	473,289,301	473,289,301
B	473,281,303	473,281,303

Schedule of equity

	Paid-in and subscribed capital
Series	2024	2023
	ThCh$	ThCh$
A	135,379,504	135,379,504
B	135,358,070	135,358,070
Total	270,737,574	270,737,574

Schedule of dividends declared and paid

Approval-Payment		Dividend	Profits imputable	CLP	CLP
Periods		type	to dividends	Series A	Series B
04.13.2022	04.26.2022	Final	Retained Earnings	189.00	207.9
07.27.2022	08.26.2022	Interim	2022 Earnings	29.00	31.90
09.28.2022	10.28.2022	Interim	2022 Earnings	29.00	31.90
12.27.2022	01.27.2023	Interim	2022 Earnings	29.00	31.90
04.20.2023	05.09.2023	Final	2022 Earnings	29.00	31.90
04.20.2023	05.26.2023	Final	Retained Earnings	50.00	55.00
07.25.2023	08.25.2023	Interim	2023 Earnings	29.00	31.90
09.27.2023	10.26.2023	Interim	2023 Earnings	29.00	31.90
12.28.2023	01.25.2023	Interim	2023 Earnings	32.00	35.20
04.25.2024	05.23.2024	Final	Retained Earnings	32.00	35.20
04.25.2024	05.30.2024	Final	Retained Earnings	30.00	33.00
07.31.2024	08.14.2024	Interim	2024 Earnings	32.00	35.20
09.25.2024	10.25.2024	Interim	2024 Earnings	32.00	35.20
12.19.2024	01.31.2025	Interim	2024 Earnings	141.00	155.10

Schedule of other reserves

Concept	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(599,259,259)	(556,832,899)	(495,483,366)
Cash flow hedge reserve	(11,879,833)	(24,064,386)	(62,344,501)
Reserve for employee benefit actuarial gains or losses	(8,087,069)	(6,013,183)	(7,776,316)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	(186,074,535)	(153,758,842)	(132,452,557)

Schedule of foreign currency translation reserves

Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Brazil	(149,362,866)	(106,141,988)	(140,762,397)
Argentina	(481,188,361)	(464,946,783)	(360,988,849)
Paraguay	31,291,968	14,255,872	6,267,880
Total	(599,259,259)	(556,832,899)	(495,483,366)

Schedule of movement in foreign currency translation reserves

Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Brazil	(43,220,877)	34,620,409	26,684,992
Argentina	(16,241,578)	(103,957,934)	(66,292,621)
Paraguay	17,036,095	7,987,992	(14,295,649)
Total	(42,426,360)	(61,349,533)	(53,903,278)

Schedule of consolidated statements of comprehensive income

	Gross
Balance as of 2024	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	19,166,716	(6,978,956)	12,187,760
Exchange rate translation differences (1)	(71,165,622)	29,114,514	(42,051,108)
Benefit related to defined benefit plans	(2,865,423)	773,664	(2,091,759)
Total Comprehensive income as of December 31, 2024	(54,864,329)	22,909,222	(31,955,107)

	Gross
Balance as of 2023	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	52,472,352	(14,183,004)	38,289,348
Exchange rate translation differences (1)	(98,844,581)	37,650,601	(61,193,980)
Benefit related to defined benefit plans	2,381,650	(643,045)	1,738,605
Total Comprehensive income as of December 31, 2023	(43,990,579)	22,824,552	(21,166,027)

	Gross
Balance as of 2022	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	(155,206,655)	42,276,806	(112,929,849)
Exchange rate translation differences (1)	(78,009,918)	23,777,899	(54,232,019)
Benefit related to defined benefit plans	(3,960,084)	1,069,223	(2,890,861)
Total Comprehensive income as of December 31, 2022	(237,176,657)	67,123,928	(170,052,729)

(1)These concepts will be reclassified to the statements of income when it is settled.

Schedule of movement in comprehensive income

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2024:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	19,232,249	(71,165,622)	(5,256,508)
Deferred taxes	(7,047,696)	29,114,514	1,419,257
Reclassification to the result by function	3,207	—	—
Remeasurement of defined benefit plan	—	—	1,745,492
Total Changes in Equity	12,187,760	(42,051,108)	(2,091,759)
Equity attributable to owners of the parent	12,184,553	(42,426,360)	(2,073,886)
Non-Controlling interests	3,207	375,252	(17,873)
Total Changes in equity as of December 31, 2024	12,187,760	(42,051,108)	(2,091,759)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2023:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	52,393,210	(98,844,581)	6,374,693
Deferred taxes	(14,113,095)	37,650,601	(1,721,167)
Reclassification to the result by function	9,233	—	—
Remeasurement of defined benefit plan	—	—	(2,914,921)
Total Changes in Equity	38,289,348	(61,193,980)	1,738,605
Equity attributable to owners of the parent	38,280,115	(61,349,533)	1,763,133
Non-Controlling interests	9,233	155,553	(24,528)
Total Changes in equity as of December 31, 2023	38,289,348	(61,193,980)	1,738,605

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2022:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	(155,007,121)	(78,009,918)	(3,617,931)
Deferred taxes	43,070,637	23,777,899	976,841
Reclassification to the result by function	(993,365)	—	—
Remeasurement of defined benefit plan	—	—	(249,771)
Total Changes in Equity	(112,929,849)	(54,232,019)	(2,890,861)
Equity attributable to owners of the parent	(112,948,199)	(53,903,278)	(2,890,390)
Non-Controlling interests	18,350	(328,741)	(471)
Total Changes in equity as of December 31, 2022	(112,929,849)	(54,232,019)	(2,890,861)

Schedule of non-controlling interests

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2024	2023	2022	2024	2023	2022	2024	2023	2022
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	52,055	23,516	36,451	6,524	4,067	6,410
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	5,645	2,735	4,346	284	(243)	(5)
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	6,674,645	6,421,855	6,177,360	1,293,004	1,023,763	988,416
Vital S.A.	35.0000	35.0000	35.0000	10,065,265	9,518,527	8,848,927	556,347	579,391	923,228
Vital Aguas S.A.	33.5000	33.5000	33.5000	4,883,451	2,391,066	2,216,115	147,033	168,407	198,195
Envases Central S.A.	40.7300	40.7300	40.7300	8,286,374	7,491,638	6,669,936	803,205	758,514	999,807
Re-Ciclar S.A.*	40.0000	40.0000	40.0000	8,020,393	8,845,550	4,189,373	(825,156)	536,178	(154,706)
Total				37,987,828	34,694,887	28,142,508	1,981,241	3,070,077	2,961,345

Schedule of subsidiaries financial information

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.	S.A.
December 31, 2024	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	161,902,977	14,204,112	85,774,550	28,559,446	7,329,622	25,574,823	4,908,214
Total non-current assets	374,554,073	18,410,878	294,746,275	18,428,555	12,538,543	20,148,227	37,673,531
Total current liabilities	183,500,071	4,213,859	53,232,081	16,484,508	5,130,820	23,353,945	1,503,047
Total non-current liabilities	47,687,552	1,406,730	19,664,352	1,745,594	159,880	2,024,550	1,027,715
Net sales	779,373,515	34,201,434	282,065,004	84,410,998	3,915,820	99,079,582	913,462
Net Income	38,261,377	1,610,079	59,592,621	1,589,562	438,904	1,972,017	(2,070,392)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.	S.A.
December 31, 2023	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	79,240,262	9,149,013	81,710,657	29,670,457	7,064,594	20,446,648	6,613,813
Total non-current assets	186,371,255	9,397,856	277,112,895	19,914,658	5,272,662	21,015,727	26,500,107
Total current liabilities	105,077,757	4,907,443	44,297,696	20,549,744	5,061,919	16,775,490	1,596,354
Total non-current liabilities	22,626,937	561,677	18,552,180	1,839,580	137,827	6,293,557	9,403,691
Net sales	445,970,004	22,146,635	223,840,648	80,683,367	22,338,380	92,778,313	—
Net Income	23,848,440	(1,388,032)	47,183,699	1,655,403	502,706	1,862,293	1,340,445

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.	S.A.
December 31, 2022	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	132,214,927	16,481,794	72,297,644	27,190,771	7,326,742	22,918,372	14,595,558
Total non-current assets	243,866,619	11,897,459	269,314,097	19,346,711	5,516,881	22,057,335	5,626,492
Total current liabilities	138,653,369	6,679,478	40,454,954	20,026,609	6,073,685	21,712,326	382,408
Total non-current liabilities	23,668,595	915,427	16,451,513	1,228,226	154,669	6,887,495	9,366,211
Net sales	664,003,032	37,915,166	212,339,131	85,067,864	22,026,721	100,227,739	—
Net Income	37,589,788	(25,095)	45,554,603	2,637,795	591,626	2,454,710	(386,764)

Schedule of earnings per share

Earnings per share	12.31.2024
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	110,792,786	121,870,098	232,662,884
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	234.09	257.50	245.80

Earnings per share	12.31.2023
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	81,639,457	89,801,953	171,441,410
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	172.49	189.74	181.12

Earnings per share	12.31.2022
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	59,761,287	65,736,355	125,497,642
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	126.27	138.89	132.58